Supplementary Statement of Operations Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost of Revenues:
Materials and production expenses		$ 187	$ 9
Other manufacturing costs		15	12
Costs and expenses		202	21
Royalties to the Government of Israel		15	2
Cost of Revenues		$ 217	$ 23